Consolidated Statements of Other Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Other Comprehensive Income
Net income for the year	R$ 4,608,790	R$ 4,085,242	R$ 3,420,249
Other comprehensive income (losses) that may be reclassified into income (losses) in subsequent periods	9,867	(14,007)	(206,997)
Unrealized gains (losses) on investments available for sale	338	83	(1,870)
Gains (losses) on derivative financial instruments	(2,417)	4,803	(344,610)
Taxes	707	(1,661)	117,804
Cumulative Translation Adjustments (CTA) on transactions in foreign currency	11,239	(17,232)	21,679
Other comprehensive income (losses) not to be reclassified into income (losses) in subsequent periods	(113,811)	(156,266)	264,990
Actuarial gains (losses) and limitation effect of the assets of surplus plan	(171,296)	(236,767)	401,500
Taxes	57,485	80,501	(136,510)
Other comprehensive income (losses)	(103,944)	(170,273)	57,993
Comprehensive income for the year	R$ 4,504,846	R$ 3,914,969	R$ 3,478,242